CONDENSED BALANCE SHEETS - USD ($)		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Assets
Cash				$ 10,441		$ 39,380
Prepaid expenses				130,309		214,514
Accounts receivable				12,534		8,855
Prepayments and other current assets				299,013		440,846
Loans receivable (net of credit loss provision of $785,000 and nil as at December 31, 2023 and 2022)				0		598,414
Total current assets				321,988		1,087,495
Property and equipment, net				79,593		110,998
Intangible assets				2,134,903		450,446
Total non-current assets				2,214,496		561,444
Total assets				2,536,484		1,648,939
Current liabilities:
Accounts payable				4,569,703		3,728,974
Due to related party (refer to note 14)				777,576		621,791
Excise tax payable				188,766		11,515
Accrued expenses and other payables				4,492,790		2,640,384
Ordinary shares payable				8,223,928
Short term convertible debt to related party (8.4)				132,269
Short term debt to related party (refer to note 2.20 and note 14)				6,225,815		697,067
Share-based payment liability				1,311,028
Convertible debt (current)				31,088,259
Total current liabilities				56,821,368		7,688,216
Non-current liabilities
Convertible debt (long-term)				0		25,302,709
Share-based payment liability (long-term)				0		1,177,617
Total non-current liabilities				0		26,480,326
Total liabilities				56,821,368		34,168,542
Stockholders' Deficit:
Series A shares				3,868		3,868
Ordinary shares				127,310		126,677
Additional paid-in capital				172,204,832		163,165,083
Share subscription receivable	[1]			(178,720)		(178,720)
Accumulated deficit				(226,291,430)		(195,555,332)
Accumulated other comprehensive loss				(150,744)		(81,179)
Total shareholders' deficit				(54,284,884)		(32,519,603)
Total liabilities and shareholders' deficit				2,536,484		1,648,939
Related Party [Member]
Stockholders' Deficit:
Share subscription receivable				(119,844)		(119,844)
Armada Acquisition Corp I [Member]
Assets
Cash		$ 13,242	$ 107,722	54,405	$ 60,284		$ 177,578
Prepaid expenses		41,788	3,781	13,534	33,605		61,942
Total current assets		55,030	111,503	67,939	93,889		239,520
Cash held in Trust Account		16,126,337	15,771,190	25,871,565	25,324,028		150,844,925
Total assets		16,181,367	15,882,693	25,939,504	25,417,917		151,084,445
Current liabilities:
Accounts payable		6,035,757	5,392,262	5,132,351	4,708,050		3,137,535
Franchise tax payable		46,000	22,600	23,919	12,100		150,000
Income tax payable		50,026	54,544	78,617	10,783		145,621
Subscription agreements liability, net		354,503	129,738	6,752	0
Excise tax payable		1,395,596	1,395,596	1,291,751	1,291,751		0
Total current liabilities		10,938,608	9,771,340	9,309,990	8,587,123		3,684,910
Non-current liabilities
Commitments and Contingencies (Note 5)
Common stock subject to possible redemption		16,040,786	15,747,446	25,784,690	25,316,806		150,548,862
Stockholders' Deficit:
Series A shares		0	0	0	0		0
Ordinary shares		570	570	570	570		570
Additional paid-in capital		261,161	0	159,034	0		941,796
Accumulated deficit		(11,059,758)	(9,636,663)	(9,314,780)	(8,486,582)		(4,091,693)
Total shareholders' deficit		(10,798,027)	(9,636,093)	(9,155,176)	(8,486,012)	$ (4,993,680)	(3,149,327)
Total liabilities and shareholders' deficit		16,181,367	15,882,693	25,939,504	25,417,917		151,084,445
Armada Acquisition Corp I [Member] | Related Party [Member]
Current liabilities:
Promissory Notes-Related Party		$ 3,056,726	$ 2,776,600	$ 2,776,600	$ 2,564,439		$ 251,754

[1]	Includes related party balances of $(119,844) as at December 31, 2023 and 2022, refer to note 14.